Description of Business - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Incorporation, Date of Incorporation	May 04, 2021	May 04, 2021
Common Stock, Par or Stated Value Per Share		$ 0.000001	$ 0.000001
Common Stock, Conversion Basis		one-fifth of one
Common Class X [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Class X [Member] | Travis Vander Zanden [Member]
Common Stock, Par or Stated Value Per Share		0.0001
Common Class B [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Conversion Basis		one-for-one
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Conversion Basis		one-for-one
Aggregate purchase price of shares		16,000,000
Aggregate purchase price per share		$ 10